Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2023
Inventories, Net [Abstract]
Schedule of inventories
	As of March 31,
	2022	2023
	$	$

Raw materials	1,578	1,043
Work in progress	417	149
Finished goods	355	221
	2,350	1,413